ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation

The following table describes changes to the Company’s asset retirement obligation (ARO) liability for the years ended December 31, 2013 and 2012:

	2013	2012
	(In millions)

Asset retirement obligation at beginning of year	$4,578	$3,887
Liabilities incurred	481	592
Liabilities acquired	53	72
Liabilities divested	(1,692)	—
Liabilities settled	(497)	(550)
Accretion expense	243	232
Revisions in estimated liabilities	56	345

Asset retirement obligation at end of year	3,222	4,578

Less current portion	(121)	(478)

Asset retirement obligation, long-term	$3,101	$4,100